REVENUE AND SEGMENTED INFORMATION	13 Months Ended
Dec. 31, 2021
REVENUE AND SEGMENTED INFORMATION
Revenue And Segmented Information

24. REVENUE AND SEGMENTED INFORMATION

IFRS 8 requires operating segments to be determined based on the Company’s internal reporting to the Chief Operating Decision Maker (“CODM”). The CODM has been determined to be the Company’s managing director as he is primarily responsible for the allocation of resources and the assessment of performance. The CODM uses net income, as reviewed at periodic business review meetings, as the key measure of the Company’s results as it reflects the Company’s underlying performance for the period under evaluation.

The CODM’s primary focus for review and resource allocation is the Company as a whole and not any component part of the business. Having considered these factors, management has judged that the Company having two operating segments under IFRS 8.

Thirteen months ended December 31, 2021
	Europe	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$

Sponsorship	-	1,482,499	-	-	1,482,499
Winning/Player buyout/Other	-	1,258,047	-	265,034	1,523,081
Total Team Revenue	-	2,740,546	-	265,034	3,005,580

Cost of Sales	-	2,647,056	-	241,701	2,888,757
Gross profit	-	93,490	-	23,333	116,823

Influencer / on screen talent representation	5,707,071	-	-	-	5,707,071
Digital media and marketing	-	4,975,238	-	-	4,975,238
Total Agency Revenue	5,707,071	4,975,238	-	-	10,682,309

Cost of sales	4,384,258	1,977,616	-	-	6,361,874
Gross profit	1,322,813	2,997,622	-	-	4,320,435

Non-current assets	1,236,690	16,267,137	340,444	36,900	17,881,171

Year ended November 30, 2020
	Europe	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$

Influencer / on screen talent representation	488,774	-	-	-	488,774
Total Agency Revenue	488,774	-	-	-	488,774

Cost of sales	331,228	-	-	-	331,228
Gross profit	157,546	-	-	-	157,546

Non-current assets	4,621,095	-	338,606	-	4,959,701

Substantially all of the Company’s revenues are recognized as services are rendered throughout the term of the contract for the thirteen months ended December 31, 2021.

During the thirteen months ended December 31, 2021, revenues from customers that amounted to more than 5% of the Company’s revenues accounted for the following percentage of the Company’s total revenues and amounts receivable, as follows:

	Thirteen months ended December 31, 2021
	$ of revenues for the period	% of revenues for the period	% of amounts recevable at period end
Customer 1	751,457	5%	1%
Customer 2	629,654	5%	2%
Customer 3	999,757	7%	2%
Customer 4	783,759	6%	4%
Customer 5	812,305	6%	3%
Customer 6	772,895	6%	2%